Note J - Equipment and Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2022	2021

Equipment	$825,058	$831,784
Furniture and fixtures	225,978	164,079
Software	49,143	32,045
Leasehold improvements	34,903	25,135
	1,135,082	1,053,043

Less accumulated depreciation and amortization	(1,027,669)	(983,875)

Total	$107,413	$69,168